NEW ACCOUNTING PRONOUNCEMENTS new accounting pronouncements ASU 2017-07 (Tables)	12 Months Ended
Oct. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]	The effect of the retrospective presentation change related to the retirement plans and post-retirement benefit plans to our previously reported condensed consolidated statement of operations for the years ended October 31, 2018, 2017 and 2016 was as follows:

	2018		2017		2016
	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted	As Originally Reported	As Adjusted
	(in millions)
Cost of products	$1,440	$1,449	$1,206	$1,210	$1,042	$1,049
Cost of services	316	318	281	282	252	253
Research and development	607	624	498	507	425	434
Selling, general and administrative	1,185	1,205	1,049	1,058	818	832
Other operating expense (income), net	(33)	(33)	(84)	(16)	(25)	(25)
Other income (expense), net	6	54	13	104	4	35